Comprehensive Income and Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (58,987)	$ (46,031)
Other comprehensive gain (loss) loss attributable to Belden before reclassifications	13,584	(16,386)
Amounts reclassified from accumulated other comprehensive income (loss)	6,336	3,430
Other comprehensive income (loss), net of tax	19,920	(12,956)
Ending balance	(39,067)	(58,987)
Foreign Currency Translation Component [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(23,411)	(2,591)
Other comprehensive gain (loss) loss attributable to Belden before reclassifications	18,750	(20,820)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Other comprehensive income (loss), net of tax	18,750	(20,820)
Ending balance	(4,661)	(23,411)
Pension and Other Postretirement Benefit Plans [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(35,576)	(43,440)
Other comprehensive gain (loss) loss attributable to Belden before reclassifications	(5,166)	4,434
Amounts reclassified from accumulated other comprehensive income (loss)	6,336	3,430
Other comprehensive income (loss), net of tax	1,170	7,864
Ending balance	$ (34,406)	$ (35,576)